Note 4 - Business Restructure (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 01, 2014	Sep. 30, 2013	Jul. 01, 2013	Sep. 30, 2013	Dec. 31, 2014
Note 4 - Business Restructure (Details) [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax (in Dollars)					$ 90,666
Precious Metal Trading Services [Member]
Note 4 - Business Restructure (Details) [Line Items]
Number of VIE Subsidiaries	3
CFO GB and CFO MF [Member]
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)	$ 1,620,877
Variable Interest Entity, Primary Beneficiary [Member]
Note 4 - Business Restructure (Details) [Line Items]
VIE Equity Interest Percentage Sold	100.00%
Subsidiary of VIE [Member] | Precious Metal Trading Services [Member]
Note 4 - Business Restructure (Details) [Line Items]
Percentage of Net Income Sold	20.00%
CFO Tahoe [Member]
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)		$ 6,506,181		$ 6,506,181
Business Acquisition, Percentage of Voting Interests Acquired	20.00%	60.00%		60.00%
CFO GB [Member]
Note 4 - Business Restructure (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)			$ 4,044,980
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
CFO MF [Member]
Note 4 - Business Restructure (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	30.00%